Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Operating Revenues	$ 16,558,419	$ 40,435,516	$ 25,810,664	$ 13,041,272	$ 15,972,482	$ 31,133,349	$ 22,106,691	$ 11,452,315	$ 95,845,871	$ 80,664,837	$ 74,078,322
Operating Income	400,247	8,886,123	5,624,971	692,098	481,814	7,323,064	4,967,855	415,946	15,603,439	13,188,679	13,265,228
Net income (Loss)	$ (112,634)	$ 5,173,624	$ 3,134,729	$ 79,409	$ (132,374)	$ 4,242,677	$ 3,249,376	$ (158,903)	$ 8,275,128	$ 7,200,776	$ 5,783,998
Basic Earnings (Loss) per Common Share (in dollars per share)	$ (0.01)	$ 0.74	$ 0.45	$ 0.01	$ (0.02)	$ 0.62	$ 0.47	$ (0.02)	$ 1.19	$ 1.05	$ 0.85
Diluted Earnings (Loss) per Common Share (in dollars per share)									$ 1.19	$ 1.05	$ 0.85